Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Creation Date	dei_DocumentCreationDate	Sep. 18, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 18, 2015
Prospectus Date	rr_ProspectusDate	Sep. 18, 2015